THE ALGER INSTITUTIONAL FUNDS

     SUPPLEMENT DATED MAY 1, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 18, 2005

This supplement amends the Statement of Additional Information ("SAI") dated February 18, 2005 as described below.

1. The penultimate sentence of the 2nd paragraph under the caption "Trustees and Officers of the Fund" on page 17 is deleted and replaced with the following.

     The address of Messrs. Alger and Chung is 111 Fifth Avenue, New York, NY 10003; that of Mr. Blum is 30 Montgomery Street, Jersey City, NJ 07302.


2. The biographies under the caption "Trustees and Officers of the Fund" on page 17 are deleted and replaced with the following.

                                                                                                                Number
                                                                                                                    of
                                                                                                            Portfolios
                                                                                                          in the Alger
                                                                                                          Fund Complex
                                                                                           Trustee           which are
  Name, Age, Position with                                                                 and/or             Overseen
         the Fund                  Principal Occupations During Past 5 Years            Officer Since       by Trustee
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Fred M. Alger III (70)        Chairman of the Board of Alger Associates, Inc.                1993               22
Chairman of the Board         ("Associates"), Fred Alger & Company, and
                              President Incorporated ("Alger Inc."), Alger
                              Management, Alger Properties, Inc. ("Properties"),
                              Alger Shareholder Services, Inc. ("Services"),
                              Alger Life Insurance Agency, Inc. ("Agency"),
                              Fred Alger  International Advisory S.A.
                              ("International"), five of the six investment
                              companies in the Alger Fund Complex,
                              Alger SICAV ("SICAV") and Analysts Resources,
                              Inc. ("ARI").

Dan C. Chung (42)             President since September 2003 and Chief                       2001               16
Trustee and                   Investment Officer and Director since 2001 of
President                     Alger Management; President since 2003 and
                              Director since 2001 of Associates, Properties,
                              Services, Agency, International (Director since 2003),
                              Alger National Trust Company ("Trust") and ARI;
                              President of the other five investment companies

                                                                                                                Number
                                                                                                                    of
                                                                                                            Portfolios
                                                                                                          in the Alger
                                                                                                          Fund Complex
                                                                                           Trustee           which are
  Name, Age, Position with                                                                 and/or             Overseen
         the Fund                  Principal Occupations During Past 5 Years            Officer Since       by Trustee
----------------------------------------------------------------------------------------------------------------------
                              in the Alger Fund Complex since September 2003;
                              Trustee/Director of four of the six investment
                              companies in the Alger Fund Complex
                              since 2001; senior analyst with Alger
                              Management 1998-2001.

Hilary M. Alger,              Trustee/Director of five of the six investment                 2003               17
 CFA (43) Trustee             companies in the Alger Fund Complex since
                              2003; Director of Development, Pennsylvania
                              Ballet since 2004; Associate Director of
                              Development, College of Arts and Sciences and
                              Graduate School, University of Virginia 1999-2003;
                              Director of Development and Communications, Lenox
                              Hill Neighborhood House 1997-99.

NON-INTERESTED TRUSTEES
Charles F. Baird, Jr. (51)    Managing Partner of North Castle Partners, a                   2000               16
Trustee                       private equity securities group; Chairman of
                              Equinox, Leiner Health Products, Elizabeth
                              Arden Day Spas, Grand Expeditions of EAS;
                              Trustee/Director of four of the six investment
                              companies in the Alger Fund Complex. Formerly
                              Managing Director of AEA Investors, Inc.

Roger P. Cheever (59)         Associate Dean of Development, Harvard University;             2000               16
Trustee                       Trustee/Director of four of the six investment
                              companies in the Alger Fund Complex. Formerly
                              Deputy Director of the Harvard College Fund.

Lester L. Colbert, Jr. (71)   Private investor since 1988; Trustee/Director of               2000               17
Trustee                       three of the six investment companies in the Alger
                              Fund Complex since 2000, of one since 2003, and of
                              another since 1974. Chairman of the Board,
                              President and Chief Executive Officer of Xidex
                              Corporation 1972-87.

Stephen E. O'Neil (72)        Attorney; Private investor since 1981; Trustee/                1993               23
Trustee                       Director of the six investment companies in the
                              Alger Fund Complex; formerly of Counsel to the law
                              firm of Kohler & Barnes.

Nathan E. Saint-Amand,        Medical doctor in private practice; Member of the              1993               23
      M.D. (67)               Board of the Manhattan Institute; Trustee/Director
                              Trustee of the six investment companies in the
                              Alger Fund Complex. Formerly Co-Chairman Special
                              Projects Committee of Memorial Sloan Kettering.

                                                                                                                Number
                                                                                                                    of
                                                                                                            Portfolios
                                                                                                          in the Alger
                                                                                                          Fund Complex
                                                                                           Trustee           which are
  Name, Age, Position with                                                                 and/or             Overseen
         the Fund                  Principal Occupations During Past 5 Years            Officer Since       by Trustee
----------------------------------------------------------------------------------------------------------------------
OFFICERS

Frederick A. Blum (51)        Executive Vice President and Treasurer of                      1996               N/A
Treasurer and                 Alger Inc., Alger Management, Properties,
Assistant Secretary           Associates, ARI, Services and Agency since
                              September 2003 and Senior Vice President prior
                              thereto; Treasurer or Assistant Treasurer, and
                              Assistant Secretary, of the six investment
                              companies in the Alger Fund Complex; Director of
                              SICAV and International and Chairman of the Board
                              (and prior thereto Senior Vice President) and
                              Treasurer of Trust since 2003.